Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
16.	LEASES
The Company’s operating leases mainly related to land, offices facilities, IDC facilities and vehicles. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Company’s determination of lease payments when appropriate. As of December 31, 2022, finance leases were insignificant.
As of December 31, 2022, the weighted average remaining lease term was 14.8 years and weighted average discount rate was 4.30% for the Group’s operating leases.
Operating lease costs were RMB3.0 billion
,

RMB3.2 billion
and RMB3.5 billion
(US$505 million)
for the years ended December 31, 2020, 2021 and 2022, respectively, which excluded short-term lease costs. Short-term lease costs were
RMB427 million,
RMB475 million and RMB424 million (US$61 million
) for the
years ended December 31, 2020, 2021 and 2022, respectively. Variable lease cost was immaterial for the years ended December 31, 2020, 2021 and 2022. For the years ended December 31, 2020, 2021 and 2022, no lease costs for operating or finance leases were capitalized.
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	4,238	3,014	437
ROU assets obtained in exchange for operating lease liabilities	4,434	2,559	371
Future lease payments under operating leases as of December 31, 2022 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2023	2,870	416
2024	2,230	323
2025	1,424	206
2026	889	129
2027	442	64
Thereafter	444	64

Total future lease payments	8,299	1,202
Less: Imputed interest	680	98

Total lease liability balance	7,619	1,104

As of December 31, 2022, additional operating leases that have not yet commenced were immaterial.